11. Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Repayment of loans payable	$ 2,464	$ 3,984	$ 96,801	$ 7,041
Royalty expense			380,011
Rent expense	369,947	27,442	238,238	40,930
Asset Purchase Agreement [Member]
Loan payable			200,000
Interest expense			100,000
Debt reclassified to revenue			200,000
Royalty Network [Member]
Interest expense	7,018	14,597	14,781	21,028
Repayment of loans payable	2,464	$ 3,984	96,801	$ 7,041
Loan payable	$ 286,338		$ 481,785